INCOME TAX (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
Local	$ 14,181	$ 17,431	$ 0
Foreign	2,392	5,579	13,374
Deferred tax expense (benefit):
Local	17,629	(17,141)	62,748
Foreign	(12,633)	4,336	(10,810)
Income tax expense, net	$ 21,569	$ 10,205	$ 65,312